INVESTMENTS, Investment at Fair Value through Profit or Loss, Summary (Details) S/ in Millions, Bs. in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Certificate	Dec. 31, 2023 PEN (S/) Certificate	Dec. 31, 2023 BOB (Bs.) Certificate	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 BOB (Bs.)
Bolivianos [Member] | Participation in RAL Fund [Member]
Investment at fair value [Abstract]
Estimated fair value		S/ 105.2	Bs. 194.6		S/ 121.7	Bs. 218.7
US Dollars [Member] | Participation in RAL Fund [Member]
Investment at fair value [Abstract]
Estimated fair value	$ 10.8	S/ 40.2		$ 12.1	S/ 46.1
Investment Funds [Member] | Peru [Member]
Investment at fair value [Abstract]
Annual effective interest rate	54.30%	54.30%	54.30%	44.30%	44.30%	44.30%
Investment Funds [Member] | United States [Member]
Investment at fair value [Abstract]
Annual effective interest rate	28.10%	28.10%	28.10%	30.80%	30.80%	30.80%
Investment Funds [Member] | Colombia [Member]
Investment at fair value [Abstract]
Annual effective interest rate	10.00%	10.00%	10.00%	15.50%	15.50%	15.50%
Investment Funds [Member] | Other Countries [Member]
Investment at fair value [Abstract]
Annual effective interest rate	7.60%	7.60%	7.60%	9.40%	9.40%	9.40%
Mutual Funds [Member] | Peru [Member]
Investment at fair value [Abstract]
Percentage of mutual fund				4.80%	4.80%	4.80%
Mutual Funds [Member] | Other Countries [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	5.80%	5.80%	5.80%	7.50%	7.50%	7.50%
Mutual Funds [Member] | Luxembourg [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	52.00%	52.00%	52.00%	64.20%	64.20%	64.20%
Mutual Funds [Member] | Ireland [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	6.70%	6.70%	6.70%
Mutual Funds [Member] | Bolivia [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	35.50%	35.50%	35.50%	23.50%	23.50%	23.50%
Certificates of Deposit BCRP [Member]
Investment at fair value [Abstract]
Annual effective interest rate	5.68%	5.68%	5.68%
Number of instruments or interests issued or issuable	520	520	520
Certificates of deposits	$ 51.9	S/ 192.7
Maturity date of instruments	Jan. 31, 2024